Schedule I	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I

Schedule I
Jackson National Life Insurance Company and Subsidiaries
Summary of Investments—Other Than Investments in Related Parties
(In millions)

	As of December 31, 2022
			Amount at
			Which Shown
	Cost or		on Balance
Type of Investment	Amortized Cost	Fair Value	Sheet
Debt securities:
Bonds:
U.S. government securities	$5,731	$4,724	$4,724
Other government securities	1,719	1,468	1,468
Public utilities	5,833	5,167	5,167
Corporate securities	26,532	22,905	22,905
Residential mortgage-backed	498	452	452
Commercial mortgage-backed	1,813	1,631	1,631
Other asset-backed securities	6,231	5,725	5,725
Total debt securities	48,357	42,072	42,072
Equity securities	359	359	359
Mortgage loans	11,549	N/A	11,549
Policy loans	4,376	N/A	4,376
Derivative instruments	1,270	N/A	1,270
Other invested assets	2,174	N/A	2,817
Total investments	$68,085		$62,443